Income taxes	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Income taxes

9. Income taxes

Exascale Labs Inc. is incorporated in the State of Delaware and is subject to U.S. federal income tax and Delaware corporate income tax, as well as income taxes in other jurisdictions where it conducts business. The statutory corporate income tax rate is 21% for U.S. federal purposes. Delaware imposes a corporate income tax at a rate of 8.7% on corporate taxable income. In addition, the Company is subject to state and local income taxes in other states in which it operates, calculated under applicable state law using apportionment methods (or similar rules) that allocate income among jurisdictions based on factors such as sales.

In addition, the Company files income or franchise tax returns in various other U.S. states and is subject to the applicable statutory tax rates in each jurisdiction based on income apportioned to those states.

Evana Alpha Pte. Ltd. is incorporated in Singapore and is subject to the statutory corporate income tax rate of 17%.

The current and deferred components of income tax expense reflected in the statements of operations and comprehensive loss were nil for the year ended June 30, 2025 and 2026.

The following table reconciles the statutory rate to the Company’s effective tax rate. The effective tax rate reconciliation is based on the U.S. federal statutory rate of 21%.

	For the Years Ended June 30,
	2025	2026
US Statutory income tax rate	21.0%	21.0%
State income tax	8.7%	2.3%
Tax differences from other jurisdictions	-	(0.4)%
R&D expense super deduction		(2.7)%
Change in fair value of simple agreements for future equity	(17.9)%	(9.0)%
Change in valuation allowance	(11.8)%	(11.2)%
Effective income tax rate	-	-

The Company’s effective income tax rate was 0% for both years ended June 30, 2025 and 2026. This is primarily attributable to the recognition of a full valuation allowance against the net deferred tax assets, as the Company has concluded that it is not more likely than not that these assets will be realized in the foreseeable future. Accordingly, no tax benefit has been recognized for the losses incurred during these periods.

The principal components of deferred tax assets and deferred tax liabilities were as follows:

	As of June 30,
	2025	2026
Deferred tax assets
Net operating loss carry forward	$1,652,998	$2,679,040
R&D expense super deduction	-	322,388
Bad provision	-	7,985
Total deferred tax assets	1,652,998	3,009,413
Less: valuation allowance	(1,652,998)	(3,009,413)
Total deferred tax assets, net	$-	$-

The changes in valuation allowance for the years ended June 30, 2025 and 2026 were as follows:

	For the Years Ended June 30,
	2025	2026
Balance at the beginning of the year	$(748,679)	$(1,652,998)
Additions	(904,319)	(1,356,415)
Balance at the end of the year	$(1,652,998)	$(3,009,413)

As of June 30, 2025 and 2026, Exascale Labs Inc. had net operating loss carryforwards (“NOLs”) of $5.6 million and $9.9 million for U.S. federal income tax purposes and $5.6 million and $6.1 million for state income tax purposes. The federal NOLs do not expire but are subject to an annual deduction limit of 80% of taxable income. The Company’s NOLs can be carried forward to offset current year profit for Delaware and California corporate income tax purposes, subject to certain limitations.

Evana Alpha Pte. Ltd. had NOLs of $0.4 million for the year ended June 30, 2026. Under Singapore tax rules, the company’s unutilized tax losses and capital allowances may be carried forward indefinitely, subject to the shareholding and same business tests (generally requiring at least 50% shareholder continuity). Current-year losses may also be carried back up to SGD 100,000.

The Company recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Company’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

The Company had no unrecognized tax benefits as of June 30, 2025 and 2026. The Company currently files income tax returns in the U.S., as well as Delaware. All tax years are open for examination. The Company currently has no federal or state tax examinations in progress.